CONSOLIDATED STATEMENTS OF STOCKHOLDERS DEFICIT (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2023
Offering expenses	$ 9		$ 262
Issuance Of Pre-Funded Warrants		309
At-the-market Sale Agreement [Member]
Offering expenses			$ 352